Notes To The Consolidated Statements Of Cash Flows - Additional Information (Detail) $ in Millions			12 Months Ended
	Apr. 26, 2019 shares	Apr. 10, 2019 USD ($) shares	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Released from disposal of financial assets at fair value through profit or loss					$ 248,183,452
Exercise of warrants			$ 94,197,600
Class A ordinary shares [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Exercise of warrants		$ 10
Number of ordinary shares issued during the period | shares	8,236,838	1,666,666	7,307,692
Margin Loans Payable [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Released from disposal of financial assets at fair value through profit or loss					248,183,452
Fellow Subsidiaries [Member]
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Purchasing financial assets				$ 203,607,914	$ 1,675,510,800